INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities
	December 31,
	2021	2020
	$	$
Operating loss carry forwards	20,150	18,658
Reserves and allowances	4,206	2,589

Net deferred tax assets before valuation allowance	24,356	21,247
Valuation allowance	(23,797)	(21,121)

Net deferred tax assets	559	126

Deferred income taxes consist of the following:
Domestic	19,521	16,285
Valuation allowance	(18,963)	(16,159)
Net deferred tax assets	558	126

Foreign	4,835	4,962
Valuation allowance	(4,835)	(4,962)
	-	-

Schedule of Income (Loss) before Income Tax
	Year ended December 31,
	2021	2020
	$	$
Domestic	(10,616)	(6,301)
Foreign	483	(1,561)
	(10,133)	(7,862)

Schedule of Effective Income Tax Reconciliation
	Year ended December 31,
	2021	2020
	$	$
Loss before income tax, as reported in the consolidated statements of operations	(10,133)	(7,862)
Statutory tax rate in Israel	23%	23%

Theoretical tax benefit	(2,331)	(1,808)
Current year carryforward losses and other differences for which a valuation allowance was recorded	1,438	1,278
Changes in valuation allowance	-	48
Offset of Other non-current assets (accounted for as DTA element)	(56)	(56)
Changes in foreign currency exchange rate and other differences	788	5
Non-deductible expenses and other differences	166	538

Actual income tax expense (benefit)	5	5